Interest-bearing loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest bearing loans and borrowings
Lease liabilities	$ 271	$ 228	$ 233
Current debt	5,129	5,314	1,660
Total current debt and lease liabilities	5,400	5,542	1,893
Non-current liabilities	22,365	22,965	28,134
Lease liabilities	857	725	754
Total non-current debt and lease liabilities	23,222	23,690	28,888
Total borrowings	28,622	29,232	30,781
Current interest-bearing loans and borrowings
Interest bearing loans and borrowings
Secured loans and borrowings		22	24
Non-current interest-bearing loans and borrowings
Interest bearing loans and borrowings
Secured loans and borrowings		181	188
Overdrafts
Interest bearing loans and borrowings
Current debt	203	183	291
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt	97	78	3
Bank collateral
Interest bearing loans and borrowings
Current debt	215	89	93
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities	271	228	233
Lease liabilities	$ 857	725	754
Floating rate notes due 2022
Interest bearing loans and borrowings
Current debt			250
2.375% Callable bond due 2022
Interest bearing loans and borrowings
Current debt			999
Interest rate on borrowings	2.375%
Other loans (including commercial paper)
Interest bearing loans and borrowings
Current debt	$ 19	22	24
0.3% Callable bond due 2023
Interest bearing loans and borrowings
Current debt		1,399
Non-current liabilities			1,397
Interest rate on borrowings	0.30%
7% Guaranteed debentures
Interest bearing loans and borrowings
Current debt		294
Non-current liabilities			320
Interest rate on borrowings	7.00%
2023 floating bank loan due 2023
Interest bearing loans and borrowings
Current debt		2,000
Non-current liabilities			1,998
Floating rate loan due 2023
Interest bearing loans and borrowings
Current debt		400
Non-current liabilities			400
3.5% Callable bond due 2023
Interest bearing loans and borrowings
Current debt		849
Non-current liabilities			848
Interest rate on borrowings	3.50%
0.7% Callable bond due 2024
Interest bearing loans and borrowings
Current debt	$ 1,600
Non-current liabilities		1,598	1,598
Interest rate on borrowings	0.70%
0.75% Callable bond due 2024
Interest bearing loans and borrowings
Current debt	$ 995
Non-current liabilities		957	1,014
Interest rate on borrowings	0.75%
2024 Floating bank loan due 2024
Interest bearing loans and borrowings
Current debt	$ 2,000
Non-current liabilities		1,998	1,997
2024 Floating bank loan due 2024 | Secured Overnight Funding Rate (SOFR)
Interest bearing loans and borrowings
Non-current liabilities	2,000
3.375% Callable bond due 2025
Interest bearing loans and borrowings
Non-current liabilities	$ 1,994	1,992	1,988
Interest rate on borrowings	3.375%
0.7% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,196	1,195	1,193
Interest rate on borrowings	0.70%
1.2% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,248	1,246	1,245
Interest rate on borrowings	1.20%
3.625% callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 829
Interest rate on borrowings	3.625%
3.125% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 747	746	745
Interest rate on borrowings	3.125%
4.875% callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,095
Interest rate on borrowings	4.875%
1.25% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 879	845	896
Interest rate on borrowings	1.25%
1.75% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,246	1,245	1,244
Interest rate on borrowings	1.75%
4% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 995	995	994
Interest rate on borrowings	4.00%
0.375% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 881	846	898
Interest rate on borrowings	0.375%
4.9 Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 645
Interest rate on borrowings	4.90%
1.375% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 1,294	1,293	1,292
Interest rate on borrowings	1.375%
2.25% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 747	747	746
Interest rate on borrowings	2.25%
5.75% Non-callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 444	420	470
Interest rate on borrowings	5.75%
3.75% Callable bond due 2032
Interest bearing loans and borrowings
Non-current liabilities	$ 827
Interest rate on borrowings	3.75%
4.875% Callable bond due 2033
Interest bearing loans and borrowings
Non-current liabilities	$ 497
Interest rate on borrowings	4.875%
6.45% Callable bond due 2037
Interest bearing loans and borrowings
Non-current liabilities	$ 2,725	2,724	2,724
Interest rate on borrowings	6.45%
4% Callable bond due 2042
Interest bearing loans and borrowings
Non-current liabilities	$ 989	988	988
Interest rate on borrowings	4.00%
4.375% Callable bond due 2045
Interest bearing loans and borrowings
Non-current liabilities	$ 981	981	980
Interest rate on borrowings	4.375%
4.375% Callable bond due 2048
Interest bearing loans and borrowings
Non-current liabilities	$ 738	737	737
Interest rate on borrowings	4.375%
2.125% Callable bond due 2050
Interest bearing loans and borrowings
Non-current liabilities	$ 487	487	486
Interest rate on borrowings	2.125%
3% Callable bond due 2051
Interest bearing loans and borrowings
Non-current liabilities	$ 735	735	734
Interest rate on borrowings	3.00%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 146	$ 190	$ 202